Net (Loss) Income Per Share (Details) - Schedule of basic and diluted net (loss) income per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Basic and Diluted Net Loss Income Per Share [Abstract]
Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted (in Dollars)	$ (294)	$ 443	$ (461)
Shares:
Weighted average common shares used in computing basic net (loss) income per share	4,070,524	4,033,346	4,006,400
Dilutive stock option		154,385
Weighted average common shares used in computing diluted net (loss) income per share	4,070,524	4,187,731	4,006,400
Net (loss) income per share, basic (in Dollars per share)	$ (0.07)	$ 0.11	$ (0.12)
Net (loss) income per share, diluted (in Dollars per share)	$ (0.07)	$ 0.11	$ (0.12)